Related Party Transactions - Schedule of Due to Related Parties (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Guohua Huang [Member]
Schedule of Due to Related Parties [Line Items]
Amount due to related parties	$ 2,034,989	$ 1,386,022	$ 278,056
Xiamen Yipin Hengrun IP Partners [Member]
Schedule of Due to Related Parties [Line Items]
Amount due to related parties	5,654
Related Party [Member]
Schedule of Due to Related Parties [Line Items]
Amount due to related parties	$ 2,040,643	$ 1,386,022	$ 278,056